Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Share capital	Share premium	Other reserves		Retained earnings	Non-controlling interests	Total
Beginning balance at Dec. 31, 2019		£ 18	£ 7	£ (1,868)		£ 2,844	£ 1	£ 1,002
Profit for the year						186		186
Other comprehensive income:
Net exchange adjustments offset in reserves				(35)				(35)
Net (loss)/gain on net investment hedge				(17)				(17)
Net gain (loss) on cash flow hedge	[2]			(5)	[1]			(5)
Cost of hedging				(1)				(1)
Remeasurement of net defined benefit liability						(13)		(13)
Tax related to items taken directly to other comprehensive income						4		4
Total comprehensive income for the year				(58)		177		119
Transactions with owners:
Cost of equity-settled share-based payment plans						6		6
Tax related to items taken directly to equity						3		3
Movement in the carrying value of put options						1		1
Ending balance at Dec. 31, 2020		18	7	(1,926)		3,031	1	1,131
Profit for the year						263		263
Other comprehensive income:
Net exchange adjustments offset in reserves				(18)				(18)
Net (loss)/gain on net investment hedge				15				15
Net gain (loss) on cash flow hedge	[2]			13	[1]			13
Cost of hedging				(1)				(1)
Remeasurement of net defined benefit liability						1		1
Transfer between reserves				(10)		10
Tax related to items taken directly to other comprehensive income						2		2
Total comprehensive income for the year				(1)		276		275
Transactions with owners:
Shares issued in the year		1				(1)
Acquisition of non-controlling interests						(8)	(2)	(10)
Dividends paid to equity shareholders						(139)		(139)
Cost of equity-settled share-based payment plans						10		10
Tax related to items taken directly to equity						5		5
Movement in the carrying value of put options						(8)		(8)
Ending balance at Dec. 31, 2021		19	7	(1,927)		3,166	(1)	1,264
Profit for the year						232		232
Other comprehensive income:
Net exchange adjustments offset in reserves				(232)				(232)
Net (loss)/gain on net investment hedge				(68)				(68)
Net gain (loss) on cash flow hedge	[2]			(6)	[1]			(6)
Cost of hedging				(2)				(2)
Remeasurement of net defined benefit liability						2		2
Tax related to items taken directly to other comprehensive income						11		11
Total comprehensive income for the year				(308)		245		(63)
Transactions with owners:
Shares issued in the year		6						6
Merger relief on acquisition of Terminix Global Holdings, Inc.				3,014				3,014
Gain on stock options			2					2
Cost of issuing new shares				(16)				(16)
Dividends paid to equity shareholders						(122)		(122)
Cost of equity-settled share-based payment plans						18		18
Tax related to items taken directly to equity						(2)		(2)
Movement in the carrying value of put options						(3)		(3)
Ending balance at Dec. 31, 2022		£ 25	£ 9	£ 763		£ 3,302	£ (1)	£ 4,098

[1]	£6m net loss (2021: £13m net gain: 2020: £5m net loss) on cash flow hedge includes £137m gain (2021: £15m loss; 2020: £15m gain) from the effective portion of changes in fair value offset by reclassification to the cost of acquisition of £118m gain (2021: £nil; 2020: £nil) and reclassification to the income statement of £25m gain (2021: £28m loss; 2020: £20m gain) due to changes in foreign exchange rates.
[2]	£6m net loss (2021: £13m net gain; 2020: £5m net loss) on cash flow hedge includes £137m gain (2021: £15m loss; 2020: £15m gain) from the effective portion of changes in fair value offset by reclassification to the cost of acquisition of £118m gain (2021: £nil; 2020: £nil) and reclassification to the income statement of £25m gain (2021: £28m loss; 2020: £20m gain) due to changes in foreign exchange rates.